Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 280	$ 497,259
Prepaid expenses and other	253,082	600,493
Deferred offering cost			293,221
Total current assets	253,362	1,097,752	293,221
Prepaid expenses- noncurrent		80,170
Investments held in Trust Account	19,640,501	299,004,083
TOTAL ASSETS	19,893,863	300,182,005	293,221
Current liabilities:
Accounts payable and accrued expenses	104,379	180,634	273
Accrued offering costs			54,827
Due to affiliate	211,937	122,689
Total current liabilities	316,316	303,323	293,696
Deferred Underwriting fee payable		10,812,500
Total Liabilities	316,316	11,115,823	293,696
Commitments and contingencies (Note 5)
REDEEMABLE ORDINARY SHARES
Class A ordinary shares subject to possible redemption, $0.0001 par value, 28,750,000 shares at redemption value of $10.25 per share.	19,640,501	299,004,083
Stockholders’/members’ deficit:
Preferred stock, value
Additional paid-in capital	10,812,500		24,281
Members’ accumulated deficit	(10,876,173)	(9,938,620)	(25,475)
Total stockholders’/members’ deficit	(62,954)	(9,937,901)	(475)
Total liabilities and stockholders’/members’ deficit	19,893,863	300,182,005	293,221
Visiox Pharmaceuticals, Inc. [Member]
Current assets:
Cash	306,335	649,406	144,954
Total current assets	306,335	649,406	144,954
Current liabilities:
Accounts payable	1,614,651	843,311
Accrued expenses	334,226	148,710
License fee	6,000,000
Liability to be settled in equity	3,000,000	3,000,000	3,000,000
Dividend payable		162,558	3,507
Total current liabilities	10,948,877	4,154,579	3,003,507
Commitments and contingencies (Note 5)
Stockholders’/members’ deficit:
Convertible preferred units, value		3,280,000	1,000,000
Common units, value		1,535,105	167,058
Common stock, value
Additional paid-in capital	6,838,924
Members’ accumulated deficit	(17,494,333)	(8,320,278)	(4,025,611)
Total stockholders’/members’ deficit	(10,642,542)	(3,505,173)	(2,858,553)
Total liabilities and stockholders’/members’ deficit	306,335	649,406	144,954
Common Class A [Member]
Stockholders’/members’ deficit:
Common stock, value	719
Common Class B [Member]
Stockholders’/members’ deficit:
Common stock, value		719	719
Convertible Preferred Stock Series A [Member] | Visiox Pharmaceuticals, Inc. [Member]
Stockholders’/members’ deficit:
Preferred stock, value	1,931
Convertible Preferred Stock Series B [Member] | Visiox Pharmaceuticals, Inc. [Member]
Stockholders’/members’ deficit:
Preferred stock, value	10,936
Related Party [Member]
Current liabilities:
Promissory note - related party			$ 238,596